Aug. 11, 2015
MFS® Equity Opportunities Fund
MFS® Equity Opportunities Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is August 11, 2015. MFS® Equity Opportunities Fund
Effective September 15, 2015, the seventh paragraph in sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS uses a bottom-up approach to buying and selling investments for the fund.  Investments are selected primarily based on fundamental and quantitative research.  MFS uses fundamental analysis of individual issuers to create a fundamental rating for an issuer.  MFS uses quantitative models to create a quantitative rating for an issuer. MFS then constructs the portfolio from the securities rated "buy" for both the fundamental and quantitative research, as well as by considering issuer, industry, and sector weightings, and other factors.  MFS may continue to hold and to consider for further investment securities that are no longer rated "buy" after purchase.

Effective September 15, 2015, the following is added after the third paragraph in the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information":

Investment Strategy Risk: The fund's strategy to use both fundamental and quantitative research may not produce the intended results.